SHARE OPTIONS AND WARRANTS (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OPTIONS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE

	2026		2025
	Options	Weighted Average exercise price ($)	Options	Weighted Average exercise price ($)
Outstanding at April 1	1,943,903	1.68	2,421,650	3.34
Granted	3,395,012	2.25	1,076,017	1.54
Forfeited	(11,538)	1.57	(1,553,764)	4.18
Exercised	-	-	-	-
Outstanding at March 31	5,327,377	2.04	1,943,903	1.68
Exercisable at March 31	908,813	1.76	396,175	1.87

	2024
	Options	Weighted Average exercise price (cents)
Outstanding at April 1	1,696,451	3.85
Granted	727,500	1.53
Forfeited	(2,301)	2.13
Exercised	-	-
Outstanding at March 31	2,421,650	3.34
Exercisable at March 31	894,956	4.34

SCHEDULE OF SHARE OPTIONS OUTSTANDING EXPIRY DATES AND EXERCISE PRICES

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price $	Share Options as at March 31, 2026
March 14, 2023	March 13, 2027	1.85	463,848
October 20, 2023	October 20, 2033	1.57	85,000
November 24, 2023	November 24,2033	1.65	40,000
March 1, 2024	March 1,2034	1,33	20,000
March 13, 2024	March 13, 2034	1.46	252,500
October 3, 2024	03 Oct 2034	1.50	125,000
January 29, 2025	January 20, 2035	1.60	404,517
March 28, 2025	March 28,2035	1.50	541,500
July 10, 2025	July 10, 2035	2.75	545,012
January 2, 2026	January 2, 2036	2.23	2,100,000
February 10, 2026	February 10, 2036	2.75	750,000
Total			5,327,377

SCHEDULE OF SHARE BASED PAYMENT AWARD MODEL INPUTS OPTIONS GRANTED

The model inputs for options granted during the year ended March 31, 2026 valued under the Black Scholes Valuation model are:

	Grant Date
	February 10, 2026	January 2, 2026	January 2, 2026	July 10, 2025	July 10, 2025

Grant date share price	$1.96	$2.23	$2.23	$2.86	$	2.86
Exercise share price	$2.09	$2.23	$2.23	$1.60		$2.75
Vesting periods	25% over four years	25% over four years	1 year performance condition	25% over four years		25% over four years
Risk free rate	3.58%	3.62%	3.51%	3.85%		3.85%
Expected volatility	105.2%	107.4%	89.0%	109.3%		109.3%
Option life	4 years	4 years	1 years	4 years		4 years

The model inputs for options granted during the year ended March 31, 2025 valued under the Black Scholes Valuation model are:

March 28, 2025
Grant date share price	$1.50
Exercise share price	$1.50
Vesting periods	25 % over 4 years
Risk free rate	4.36%
Expected volatility	108.7%
Option life	4 years

	January 29, 2025	January 29, 2025	January 29, 2025	January 29,2025	January 29,2025

Grant date share price	$1.07	$1.07	$1.07	$1.07	$1.07
Exercise share price	$1.60	$1.60	$1.60	$1.60	$1.60
Vesting periods	25% over four years	33.3% over three years	25% every 3 months	33.33% and 66.66% over 1 Year	Immediately
Risk free rate%	3.95%	4.06%	4.73%	4.73%	4.473%
Expected volatility%	110.6%	110.6%	56-90.1%	90.1-94.3%	110.6%
Option life	4 years	4 years	4 years	4 years	4 years

SCHEDULE OF WARRANTS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE

	March 31, 2026		March 31, 2025
	Warrants	Weighted Average exercise price (cents)	Warrants	Weighted Average exercise price (cents)

Outstanding at April 1	563,986	397	563,986	397
Granted	-	-	-	-
Exercised	-	-	-	-

Outstanding at March 31	563,986	397	563,986	397

Exercisable at March 31	307,692	397	307,692	397